Statement of changes in equity (Statement) - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Equity Instruments Issued Other Than Capital [Member]	Other equity interest [member]	Retained earnings [member]	Revaluation surplus [member]	Other reserves [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Interim dividends [Member]	Accumulated other comprehensive income [member]	Other comprehensive income non controlling interest [Member]	Rest of non controlling interest [Member]
Equity at beginning of period at Dec. 31, 2020	[1]	€ 50,020	€ 3,267	€ 23,992	€ 0	€ 42	€ 30,508	€ 0	€ (164)	€ (46)	€ 1,305	€ 0	€ (14,356)	€ (6,949)	€ 12,421
Changes in equity [abstract]
Comprehensive income		569	0	0	0	0	0	0	0	0	1,911	0	(1,374)	(444)	476
Changes in equity other than total income or expense recognized		(645)	0	(393)	0	1	813	0	(75)	8	(1,305)	0	382	0	(75)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividends recognised as distributions to owners		(477)	0	393	0	0	0	0	0	0	0	0	0	0	84
Purchase of treasury shares		(270)	0	0	0	0	0	0	0	270	0	0	0	0	0
Sale or issue of treasury shares		293	0	0	0	0	15	0	0	278	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity		0	0	0	0	0	996	0	(73)	0	(1,305)	0	382	0	0
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(11)	0	0	0	(11)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity		(180)	0	0	0	12	(199)	0	(1)	0	0	0	0	0	8
Equity at end of period at Jun. 30, 2021		49,944	3,267	23,599	0	43	31,320	0	(239)	(38)	1,911	0	(15,348)	(7,393)	12,821
Equity at beginning of period at Dec. 31, 2021	[2]	48,760	3,267	23,599	0	60	31,841	0	(1,857)	(647)	4,653	(532)	(16,476)	(8,414)	13,267
Changes in equity [abstract]
Comprehensive income		4,927	0	0	0	0	0	0	0	0	3,001	0	846	962	117
Changes in equity other than total income or expense recognized		(4,894)	(138)	(1,265)	0	(11)	718	0	3,729	(403)	(4,653)	532	(822)	4,444	(7,026)
Issue of equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issue of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through conversion of convertible instruments, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Decrease through other distributions to owners, equity		0	(138)	(1,265)	0	0	110	0	(207)	1,500	0	0	0	0	0
Dividends recognised as distributions to owners		(1,644)	0	0	0	0	(1,463)	0	0	0	0	0	0	0	(181)
Purchase of treasury shares		(2,408)	0	0	0	0	0	0	0	(2,408)	0	0	0	0	0
Sale or issue of treasury shares		514	0	0	0	0	0	0	9	505	0	0	0	0	0
Equity reclassified into financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Financial liabilities reclassified into equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Increase (decrease) through transactions with owners, equity	[3]	0	0	0	0	0	2,244	0	2,699	0	(4,653)	532	(822)	4,444	(4,444)
Increase (decrease) through acquisition of subsidiary, equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Adjustments for share-based payments		(22)	0	0	0	(22)	0	0	0	0	0	0	0	0	0
Increase (decrease) through other changes, equity	[3]	(1,334)	0	0	0	11	(173)	0	1,228	0	0	0	0	0	(2,401)
Equity at end of period at Jun. 30, 2022		€ 48,793	€ 3,129	€ 22,333	€ 0	€ 49	€ 32,559	€ 0	€ 1,872	€ (1,049)	€ 3,001	€ 0	€ (16,452)	€ (3,008)	€ 6,358

[1]	(*) Balances as of December 31, 2020 as originally reported in the consolidated Financial Statements for the year 2020.
[2]	(*) Balances as of December 31, 2021 as originally reported in the consolidated Financial Statements for the year 2021
[3]	(**) The headings "Transfers within total equity" and "Other increases or decreases in equity" include the effects associated with the application of IAS 29 in the subsidiaries in Turkey (see Note 2.1) for amounts of €-1,873 million in "Retained earnings", and €1,862 million in "Accumulated other comprehensive income (loss)" and, under the heading of "Non-controlling interests" include, €-1,480 million in "Other" and €1,621 million in "Accumulated other comprehensive income (loss).